Financial instruments - risk management (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes and other explanatory information [abstract]
Cash and cash equivalents	£ 5,227	£ 2,836	£ 6,423	£ 10,057	£ 7,546	£ 10,928
Trade receivables		329		33	95
Other receivables
Total financial assets		3,165		10,090	7,641
Trade payables		339		485	337
Other payables		17		5	26
Accruals		817		546	768
Borrowings		624		766	260
Total financial liabilities – amortised cost		1,797		1,802	1,391
Equity settled derivative financial liability	£ 364	£ 85	£ 85	£ 553	£ 1,559	£ 664